CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
OPERATING ACTIVITIES:
Net income	$ 2,156	$ 1,579
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	414	391
Provision for loan losses	106	902
ESOP compensation expense	191	159
Stock based compensation expense	228
Net gains on sales of securities	(22)	(246)
Loss on disposal of equipment	9	69
Loss on sale of other real estate owned	219	20
Loss on fictitious loans		151
Net amortization on securities	891	724
Deferred income tax (benefit) expense	300	(41)
Net gain on sale of loans	(701)	(442)
Origination of loans held for sale	(10,482)	(12,699)
Proceeds from loans held for sale	11,420	13,434
Increase in cash value of life insurance	(202)	(218)
Decrease (increase) in:
Accrued interest receivable	121	129
Other assets	188	159
Increase (decrease) in:
Accrued interest payable	(98)	(59)
Other liabilities	232	(533)
Net cash from operating activities	4,970	3,479
Securities available for sale:
Proceeds from sales	4,145	15,969
Proceeds from calls	11,265	54,685
Proceeds from maturities	2,684	665
Purchases	(28,799)	(94,928)
Principal payments received	12,580	6,444
Purchase of Federal Home Loan Bank Stock		(47)
Loan originations and principal payments on loans, net	4,190	496
Proceeds from the sale of other real estate owned	599	543
Purchase of office properties and equipment	(542)	(216)
Net cash from (used in) investing activities	6,122	(16,389)
FINANCING ACTIVITIES
Net change in deposits	(19,132)	(6,250)
Payments on Federal Home Loan Bank borrowings	(4,442)	(5,445)
Cash dividend paid	(498)	(405)
Stock repurchase	(2,258)
Net cash used in financing activities	(26,330)	(12,100)
DECREASE IN CASH AND CASH EQUIVALENTS	(15,238)	(25,010)
Cash and cash equivalents at beginning of year	23,430	48,440
CASH AND CASH EQUIVALENTS AT END OF YEAR	8,192	23,430
Cash paid during the year for:
Interest on deposits and advances	2,426	3,312
Income taxes	350	250
Real estate acquired in settlement of loans	$ 192	$ 1,437